Concentration Of Credit Risk	12 Months Ended
Dec. 31, 2013
Concentration Of Credit Risk [Abstract]
Concentration Of Credit Risk

Note 22—Concentration of Credit Risk

The Bank has a diversified loan portfolio consisting of commercial, real estate and consumer loans. Consumer loans are primarily to residents of or owners of businesses in the company’s market area. As of December 31, 2013 and 2012, the Bank had loans secured by commercial and residential real estate located primarily within the Bank’s market area representing $259.7 million, or 47.9% of total loans, and $316.1 million, or 68.0% of total loans, respectively. Therefore, a major factor in determining borrowers’ ability to honor their agreements, as well as the Bank’s ability to realize the value of any underlying collateral, if necessary, is influenced by economic conditions in this market area.

The Bank maintains cash balances with several financial institutions. These accounts are insured by the FDIC up to $250,000. At December 31, 2013 and 2012, the Bank had $5.7 million and $2.9 million, respectively, of uninsured funds in these financial institutions.